OTHER LIABILITIES - NON CURRENT AND CURRENT (Other Liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 162,022	$ 184,805
VAT liabilities	24,063	37,259
Other tax liabilities	69,510	60,373
Termination benefits	119	128
Related Parties	470	463
Asset retirement obligation	16,084	17,818
Dividends payable	8,677	1,967
Put option liability	298,450	263,201
Others	60,391	63,664
Other liabilities – Current	$ 639,786	$ 629,678